Consolidated Statements of Equity (Parenthetical Information) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Jun. 09, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash dividends paid per share		$ 1.72	$ 1.60	$ 1.50
Purchases of common stock		3.4	1.8	8.1
Aggregate cost for purchase of common stock		$ 195.1	$ 93.0	$ 335.3
Common Stock [Member]
Purchases of common stock		3.4	1.8	8.1
U.S. Corrugated [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2.4		2.4
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 136.1		$ 136.1
Smurfit Stone [Member]
Common Stock, Capital Shares Reserved for Future Issuance		0.0	0.2	0.3	1.4